Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of the Funds listed in Appendix A

In planning and performing our audit of the financial statements of the Funds listed in Appendix A (constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of and for the period ended February 28, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of February 28, 2026.

This report is intended solely for the information and use of the Board of Trustees of GMO Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

 /s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2026

Appendix A

Fund Book	Fund Name	Period
Equity (EQ)	GMO Climate Change Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO Emerging Markets ex-China Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO Emerging Markets Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO International Equity Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO International Opportunistic Value Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO Quality Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO Resource Transition Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO Resources Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO Small Cap Quality Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO U.S. Equity Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO U.S. Opportunistic Value Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO U.S. Small Cap Value Fund	March 1, 2025 – February 28, 2026
Equity (EQ)	GMO-Usonian Japan Value Creation Fund	March 1, 2025 – February 28, 2026
Fixed Income (FI)	GMO Asset Allocation Bond Fund	March 1, 2025 – February 28, 2026
Fixed Income (FI)	GMO Emerging Country Debt Fund	March 1, 2025 – February 28, 2026
Fixed Income (FI)	GMO Emerging Country Debt Shares Fund	January 13, 2026 – February 28, 2026
Fixed Income (FI)	GMO High Yield Fund	March 1, 2025 – February 28, 2026
Fixed Income (FI)	GMO Opportunistic Income Fund	March 1, 2025 – February 28, 2026
Fixed Income (FI)	GMO U.S. Treasury Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Alternative Allocation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Benchmark-Free Allocation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Benchmark-Free Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Global Asset Allocation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Global Developed Equity Allocation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Global Equity Allocation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Implementation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO International Developed Equity Allocation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO International Equity Allocation Fund	March 1, 2025 – February 28, 2026
Asset Allocation (AA)	GMO MAC Implementation Fund	May 21, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Multi-Asset Credit Fund	May 21, 2025 – February 28, 2026
Asset Allocation (AA)	GMO Strategic Opportunities Allocation Fund	March 1, 2025 – February 28, 2026